UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22252

Name of Fund: BlackRock Fixed Income Value Opportunities

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Fixed Income Value Opportunities, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 12/31/2011

Date of reporting period: 03/31/2011

Item 1	–	Schedule of Investments

Schedule of Investments March 31, 2011 (Unaudited)
(Percentages shown are based on Net Assets)

	Par (000)		Value
Asset-Backed Securities
Countrywide Asset-Backed Certificates:
Series 2005-17, Class 1AF2, 5.36%, 5/25/36(a)	USD	2,209	$1,788,223
Series 2006-11, Class 1AF2, 5.94%, 9/25/46(a)		2,575	2,114,291
Series 2006-13, Class 1AF2, 5.88%, 1/25/37		1,353	1,241,196
Series 2007-4, Class A1A, 0.37%, 2/25/27(a)		987	961,858
Series 2007-12, Class 2A1, 0.60%, 5/25/29(a)		2,571	2,423,193
Morgan Stanley Structured Trust, Series 2007-1, Class A1,
0.33%, 6/25/37(a)		1,516	1,221,753
Residential Asset Mortgage Products, Inc., Series 2007-RS2, Class A1,
0.37%, 5/25/37(a)		436	424,512
SLC Student Loan Trust, Series 2006-A, Class A4,
0.42%, 1/15/19(a)		1,180	1,151,597
Structured Asset Securities Corp., Series 2007-BC4, Class A3,
0.50%, 11/25/37(a)		1,289	1,246,222

Total Asset-Backed Securities – 4.0%			12,572,845

	Shares
Common Stocks
Media – 0.1%
HMH Holdings(b)		52,852	264,260

	Par (000)
Corporate Bonds
Advertising – 0.2%
Affinion Group, Inc.,
7.88%, 12/15/18(c)	USD	740	695,600

Aerospace & Defense – 0.6%
Sequa Corp.,
11.75%, 12/01/15(c)		1,620	1,749,600

Airlines – 1.5%
American Airlines, Inc.,
10.50%, 10/15/12		2,000	2,175,000
Continental Airlines, Inc.,
6.75%, 9/15/15(c)		900	907,875
United Air Lines, Inc.,
12.75%, 7/15/12		1,473	1,620,432

			4,703,307

Commercial Banks – 2.6%
HSBC Bank USA, N.A.,
4.63%, 4/01/14(d)		5,000	5,315,945
Regions Financial Corp.,
6.38%, 5/15/12		2,820	2,907,626

			8,223,571

Diversified Financial Services – 4.1%
The Bear Stearns Cos. LLC,
6.95%, 8/10/12(d)		5,000	5,383,020
BP Capital Markets Plc,
5.25%, 11/07/13		7,000	7,570,241

			12,953,261

Diversified Telecommunication Services – 1.0%
Qwest Corp.:
8.88%, 3/15/12		610	652,700
8.38%, 5/01/16		500	595,000
TELUS Corp.,
8.00%, 6/01/11		1,924	1,946,959

			3,194,659

Health Care Providers & Services – 0.4%
HCA, Inc.,
9.13%, 11/15/14		1,089	1,142,089

Hotels, Restaurants & Leisure – 0.6%
MGM Resorts International,
13.00%, 11/15/13		1,615	1,940,019

Household Durables – 0.7%
Beazer Homes USA, Inc.,
12.00%, 10/15/17		1,800	2,083,500

Independent Power Producers & Energy Traders – 0.1%
Calpine Construction Finance Co. LP/CCFC Finance Corp.,
8.00%, 6/01/16(c)		330	359,700

Insurance – 1.7%
Metropolitan Life Global Funding I,
5.13%, 4/10/13(c)(d)		5,000	5,335,785

Media – 5.0%
CCH II LLC/CCH II Capital Corp.,
13.50%, 11/30/16		1,975	2,365,063
COX Communications, Inc.,
7.13%, 10/01/12		5,000	5,427,835
Thomson Reuters Corp.,
5.95%, 7/15/13		2,000	2,203,020
Time Warner Cable, Inc.,
5.40%, 7/02/12		5,000	5,257,630
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH,
8.13%, 12/01/17(c)		500	526,250

			15,779,798

Metals & Mining – 0.3%
Steel Dynamics, Inc.,
7.38%, 11/01/12		1,000	1,065,000

Multi-Utilities – 4.1%
Dominion Resources, Inc.,
8.88%, 1/15/19		2,000	2,552,914
DTE Energy Co.,
7.05%, 6/01/11		5,000	5,046,350
Potomac Electric Power Co.,
4.65%, 4/15/14(d)		5,000	5,396,438

			12,995,702

Trust Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	EUR	Euro	GO	General Obligation
	GBP	British Pound	USD	US Dollar

BLACKROCK FIXED INCOME VALUE OPPORTUNITIES	MARCH 31, 2011	1

Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Par (000)		Value
Corporate Bonds
Oil, Gas & Consumable Fuels – 1.9%
Arch Coal, Inc.,
7.25%, 10/01/20	USD	533	$571,642
Chesapeake Energy Corp.,
7.63%, 7/15/13		1,325	1,484,000
Enbridge Energy Partners LP,
9.88%, 3/01/19		3,000	3,921,285

			5,976,927

Paper & Forest Products – 0.5%
NewPage Corp.,
11.38%, 12/31/14		1,490	1,491,862

Real Estate Investment Trusts (REITs) – 0.3%
Omega Healthcare Investors, Inc.,
7.50%, 2/15/20		890	952,300

Textiles, Apparel & Luxury Goods – 0.5%
Phillips-Van Heusen Corp.,
7.38%, 5/15/20		1,360	1,438,200

Wireless Telecommunication Services – 2.5%
Alltel Corp.,
7.00%, 7/01/12		5,000	5,355,110
CC Holdings GS V LLC/Crown Castle GS III Corp.,
7.75%, 5/01/17(c)		750	817,500
Cricket Communications, Inc.,
7.75%, 5/15/16		1,000	1,062,500
Nextel Communications, Inc., Series E,
6.88%, 10/31/13		680	685,100

			7,920,210

Total Corporate Bonds – 28.6%			90,001,090

Floating Rate Loan Interests(a)
Auto Components – 0.3%
Allison Transmission, Inc., Term Loan,
3.01%, 8/07/14		476	471,578
The Goodyear Tire & Rubber Co., Loan (Second Lien),
1.96%, 4/30/14		450	440,156

			911,734

Chemicals – 0.4%
Brenntag Holding GmbH & Co. KG:
Acquisition Facility 1,
3.75% – 3.95%, 1/20/14		58	57,852
Facility B2,
3.75% – 3.81%, 1/20/14		333	332,472
PQ Corp. (FKA Niagara Acquisition, Inc.), Original Term Loan (First Lien),
3.50% – 3.56%, 7/30/14		979	951,706

			1,342,030

Commercial Services & Supplies – 0.6%
Ceridian Corp., US Term Loan,
3.25%, 11/09/14		989	959,088
Laureate Education, Inc., Series A New Term Loan,
7.00%, 8/15/14		985	987,873

			1,946,961

Diversified Consumer Services – 0.4%
Coinmatch Service Corp.:
Delayed Draw Term Loan,
3.25%, 11/14/14		735	694,539
Term Loan,
3.25% – 3.31%, 11/14/14		489	458,097

			1,152,636

Electric Utilities – 0.5%
Texas Competitive Electric Holdings Co. LLC (TXU), Initial Tranche B-2 Term Loan,
3.75% – 3.80%, 10/10/14		1,938	1,631,166

Food & Staples Retailing – 0.5%
AB Acquisitions UK Topco 2 Ltd. (FKA Alliance Boots), Facility B1,
3.59%, 7/06/15	GBP	1,000	1,542,848

Health Care Equipment & Supplies – 0.1%
DJO Finance LLC (ReAble Therapeutics Fin LLC), Term Loan,
3.25%, 5/20/14	USD	403	399,635

Health Care Providers & Services – 0.4%
CHS/Community Health Systems, Inc.:
Extended Term Loan,
3.81%, 1/25/17		157	156,508
Non-Extended Delayed Draw Term Loan,
2.56%, 7/25/14		16	15,891
Non-Extended Term Loan,
2.56%, 7/25/14		312	308,872
HCA, Inc., Tranche A-1 Term Loan,
1.56%, 11/16/12		657	652,236

			1,133,507

Hotels, Restaurants & Leisure – 0.5%
Caesar’s Entertainment Operating Co., Inc. (FKA Harrah’s Operating Co., Inc.), Term B-2 Loan,
3.30%, 1/28/15		1,219	1,127,778
SeaWorld Parks & Entertainment (FKA SW Acquisitions Co., Inc.), Term B Loan,
4.00%, 8/17/17		494	496,386

			1,624,164

Household Durables – 0.1%
Jarden Corp., Term Loan B5,
3.55%, 1/26/15		148	148,741

Media – 1.5%
Cengage Learning Acquisitions, Inc. (Thompson Learning), Tranche 1 Incremental Term Loan,
7.50%, 7/03/14		980	984,258
Charter Communications Operating LLC, Term C Loan,
3.56%, 9/06/16		435	435,756
HMH Publishing Co. Ltd. (AKA Education Media), Tranche A Term Loan,
6.01%, 6/12/14		611	581,498
Newsday LLC, Fixed Rate Term Loan,
10.50%, 8/01/13		650	691,438
Nielsen Finance LLC:
Class A Dollar Term Loan, 2.26%, 8/09/13		30	29,729
Class B Dollar Term Loan, 4.01%, 5/01/16		1,108	1,107,603
Class C Dollar Term Loan, 3.76%, 4/01/16		490	489,056
UPC Financing Partnership, Facility U,
4.87%, 12/31/17	EUR	300	423,547

			4,742,885

Paper & Forest Products – 0.1%
Georgia-Pacific LLC, Term Loan B,
2.31%, 12/23/12	USD	265	264,879

2	BLACKROCK FIXED INCOME VALUE OPPORTUNITIES	MARCH 31, 2011

Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Par (000)		Value
Floating Rate Loan Interests(a)
Software – 0.1%
First Data Corp., Initial Tranche B-2 Term Loan,
3.00%, 9/24/14	USD	472	$451,670

Total Floating Rate Loan Interests – 5.5%			17,292,856

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations – 21.6%
Adjustable Rate Mortgage Trust:
Series 2005-5, Class 5A21, 2.98%, 9/25/35(a)		3,338	2,645,204
Series 2007-1, Class 3A21, 5.74%, 3/25/37(a)		1,456	1,338,837
Banc of America Funding Corp.:
Series 2004-B, Class 5A1, 3.24%, 11/20/34(a)		3,215	2,811,166
Series 2006-E, Class 2A1, 5.61%, 6/20/36(a)		4,216	3,217,663
Series 2007-A, Class 2A1, 0.41%, 2/20/47(a)		1,951	1,581,219
BCAP LLC Trust, Series 2010-RR11, Class 4A1,
5.54%, 3/27/47(a)(c)		1,819	1,600,992
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-6, Class 2A1,
2.60%, 8/25/35(a)		10,812	7,423,234
Bear Stearns Alt-A Trust:
Series 2005-4, Class 21A1, 2.77%, 5/25/35(a)		4,957	3,377,251
Series 2005-7, Class 24A1, 5.47%, 9/25/35(a)		10,841	7,769,176
Chase Mortgage Finance Corp., Series 2005-A1, Class 2A1,
2.95%, 12/25/35(a)		7,220	6,016,232
CitiMortgage Alternative Loan Trust, Series 2007-A8, Class A1,
6.00%, 10/25/37		3,569	2,781,280
Countrywide Alternative Loan Trust:
Series 2005-21CB, Class A3, 5.25%, 6/25/35		2,411	2,142,828
Series 2005-23CB, Class A15, 5.50%, 7/25/35		2,248	2,020,318
Series 2005-86CB, Class A8, 5.50%, 2/25/36		3,469	3,175,159
Series 2006-24CB, Class A23, 6.00%, 6/25/36		2,408	1,822,117
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2007-17, Class 1A1, 6.00%, 10/25/37		2,431	2,252,741
Series 2007-HY3, Class 4A1, 5.81%, 6/25/47(a)		4,181	3,732,284
Indymac Index Mortgage Loan Trust, Series 2006-AR31, Class A3,
5.55%, 11/25/36(a)		2,901	2,211,221
JPMorgan Mortgage Trust:
Series 2006-A4, Class 4A2, 5.37%, 6/25/36(a)		666	652,481
Series 2007-S1, Class 1A2, 5.50%, 3/25/22		2,312	2,259,539
Master Asset Securitization Trust, Series 2006-1, Class 4A1,
5.75%, 2/25/21		1,458	1,473,042
Thornburg Mortgage Securities Trust:
Series 2006-5, Class A1, 0.37%, 8/25/11(a)		1,205	1,194,119
Series 2006-6, Class A1, 0.36%, 11/25/11(a)		2,430	2,397,988
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR13, Class A2,
5.44%, 9/25/36(a)		2,602	2,183,852

			68,079,943

Commercial Mortgage-Backed Securities – 36.5%
Banc of America Commercial Mortgage, Inc.:
Series 2001-PB1, Class A2, 5.79%, 8/11/11		2,170	2,178,614
Series 2007-3, Class A2, 5.66%, 7/10/12(a)		4,817	5,004,742
Bear Stearns Commercial Mortgage Securities, Series 2002-TOP6, Class A2,
6.46%, 10/15/36		1,534	1,583,349
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class ASB,
5.70%, 2/10/17(a)		5,000	5,307,920
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class ASB,
5.28%, 12/11/49		9,000	8,870,891
Commercial Mortgage Pass-Through Certificates, Series 2007-C9, Class AAB,
5.81%, 1/10/17(a)		10,000	10,633,995
Credit Suisse First Boston Mortgage Securities Corp., Series 2001-CKN5, Class A4,
5.44%, 9/15/34		2,337	2,350,866
GE Capital Commercial Mortgage Corp., Series 2005-C4, Class ASB,
5.28%, 5/10/15(a)		7,630	8,043,696
Greenwich Capital Commercial Funding Corp.:
Series 2007-GG9, Class A2, 5.38%, 7/10/12		569	581,173
Series 2007-GG11, Class A2, 5.60%, 7/10/13		5,000	5,224,163
GS Mortgage Securities Corp. II:
Series 2006-GG6, Class A2, 5.51%, 4/10/38(a)		4,011	4,037,888
Series 2006-GG6, Class AAB, 5.59%, 9/10/15(a)		5,300	5,600,752
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2006-CB15, Class ASB, 5.79%, 9/12/15(a)		10,000	10,658,719
Series 2007-LD11, Class A2, 5.80%, 7/15/12(a)		7,000	7,222,225
Series 2007-LD11, Class ASB, 5.82%, 10/15/16(a)		7,700	8,147,791
LB-UBS Commercial Mortgage Trust:
Series 2006-C7, Class A2, 5.30%, 11/15/11		3,000	3,042,290
Series 2007-C1, Class AAB, 5.40%, 2/15/40		5,174	5,450,779
Morgan Stanley Capital I, Inc., Series 2007-IQ14, Class AAB,
5.65%, 4/15/49(a)		10,000	10,483,652

BLACKROCK FIXED INCOME VALUE OPPORTUNITIES	MARCH 31, 2011	3

Schedule of Investments (continued)
(Percentages shown are based on Net Assets)

	Par (000)		Value
Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities (concluded)
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A2,
5.85%, 7/15/12(a)	USD	10,165	$10,428,658

			114,852,163

Total Non-Agency Mortgage-Backed Securities – 58.1%			182,932,106

Taxable Municipal Bonds
State of California Various Purposes GO,
5.65%, 4/01/39(a)		5,000	5,243,450
State of Illinois GO Series 2010 MB,
3.32%, 1/01/13		3,105	3,109,658

Total Taxable Municipal Bonds – 2.7%			8,353,108

Total Long-Term Investments (Cost – $263,251,719) – 99.0%			311,416,265

	Shares
Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class,
0.14% (e)(f)		22,154,213	22,154,213

Total Short-Term Securities (Cost – $22,154,213) – 7.0%			22,154,213

Total Investments (Cost – $285,405,932*) – 106.0%			333,570,478
Liabilities in Excess of Other Assets – (6.0)%			(18,962,453)

Net Assets – 100.0%			$314,608,025

*	The cost and unrealized appreciation (depreciation) of investments as of March 31, 2011, as computed for federal income tax purposes, were as follows:

Aggregate cost	$286,108,306

Gross unrealized appreciation	$47,823,391
Gross unrealized depreciation	(361,219)

Net unrealized appreciation	$47,462,172

(a)	Variable rate security. Rate shown is as of report date.

(b)	Non-income producing security.

(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	All or a portion of security pledged as collateral for reverse repurchase agreements.

(e)	Investments in companies considered to be an affiliate of the Trust during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2010	Net Activity	Shares Held at March 31, 2011	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	6,109,555	16,044,658	22,154,213	$7,423

(f)	Represents the current yield as of report date.

•	Reverse repurchase agreements outstanding as of March 31, 2011 were as follows:

Counterparty	Interest Rate	Settlement Date	Maturity Date	Net Closing Amount	Par
UBS AG	0.37%	03/30/11	09/30/11	$3,659,194	$3,652,250
UBS AG	0.37%	03/30/11	09/30/11	$5,159,792	5,150,000
UBS AG	0.37%	03/30/11	09/30/11	$5,184,840	5,175,000
UBS AG	0.37%	03/30/11	09/30/11	$5,187,344	5,177,500

Total					$19,154,750

•	Foreign currency exchange contracts as of March 31, 2011 were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,233,180	GBP	790,500	Citibank, N.A.	4/14/11	$(34,748)
EUR	203,000	USD	284,537	Citibank, N.A	4/27/11	3,010
USD	800,573	EUR	585,000	Citibank, N.A	4/27/11	(28,074)

Total						$(59,812)

4	BLACKROCK FIXED INCOME VALUE OPPORTUNITIES	MARCH 31, 2011

Schedule of Investments (concluded)

•	Credit default swaps on single-name issues - buy protection outstanding as of March 31, 2011 were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration	Notional Amount (000)		Unrealized Appreciation (Depreciation)
Marathon Oil Corp.	1.00%	Deutsche Bank AG	9/20/14	USD	5,000	$(181,697)
Nordstrom, Inc.	1.00%	Credit Suisse International	9/20/14	USD	5,000	(267,552)
R.R. Donnelley & Sons Co.	1.00%	Citibank N.A.	9/20/14	USD	1,000	(71,539)
Simon Property Group, LP	1.00%	Citibank N.A.	9/20/14	USD	5,000	(386,430)
Staples, Inc.	1.00%	Credit Suisse International	9/20/14	USD	5,000	(126,644)
Sunoco, Inc.	1.00%	Citibank N.A.	9/20/14	USD	5,000	(419,416)
Westvaco Corp.	1.00%	JPMorgan Chase Bank, N.A.	9/20/14	USD	5,000	32,948

Total						$(1,420,330)

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•

Fair Value Measurements – Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are summarized in three broad levels for financial reporting purposes as follows:

•	Level 1 – price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the inputs used as of March 31, 2011 in determining the fair valuation of the Trust’s investments and derivative financial instruments:

	0000000000	0000000000	0000000000	0000000000
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term Investments:
Asset Backed Securities	–	$12,572,845	–	$12,572,845
Common Stocks	–	–	$264,260	264,260
Corporate Bonds	–	90,001,090	–	90,001,090
Floating Rate Loan Interests	–	16,143,322	1,149,534	17,292,856
Non-Agency Mortgage-Backed Securities	–	181,331,114	1,600,992	182,932,106
Taxable Municipal Bonds	–	8,353,108	–	8,353,108
Short-Term Securities	$22,154,213	–	–	22,154,213

Total	$22,154,213	$308,401,479	$3,014,786	$333,570,478

	0000000000	0000000000	0000000000	0000000000
Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	–	$3,010	–	$3,010
Credit contracts	–	32,948	–	32,948
Liabilities:
Foreign currency exchange contracts	–	(62,822)	–	(62,822)
Credit contracts	–	(1,453,278)	–	(1,453,278)

Total	–	$(1,480,142)	–	$(1,480,142)

[1]

Derivative financial instruments are swaps and foreign currency exchange contracts. Swaps and foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK FIXED INCOME VALUE OPPORTUNITIES	MARCH 31, 2011	5

Item 2	–	Controls and Procedures

2(a)	–	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)	–	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3	–	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Fixed Income Value Opportunities

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer of
BlackRock Fixed Income Value Opportunities

Date: May 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski

  Chief Executive Officer (principal executive officer) of BlackRock Fixed Income Value Opportunities

Date: May 25, 2011

By:	/s/ Neal J. Andrews
Neal J. Andrews

  Chief Financial Officer (principal financial officer) of BlackRock Fixed Income Value Opportunities

Date: May 25, 2011